Interest Rate Swap Agreements (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012
Derivative [Line Items]
Nominal Amount	$ 450,000
Current Liability	5,503	[1]
Long- Term Liability	8,689	[2]
Estimated Total Fair Value at December 31, 2012	14,192
Interest Rate Swap One Agreement
Derivative [Line Items]
Nominal Amount	175,000
Effective Date	Dec. 01, 2010
Pay Rate	1.3975%
Receive Rate	1-Month LIBOR
Expiration Date	Sep. 01, 2015
Current Liability	1,959	[1]
Long- Term Liability	2,991	[2]
Estimated Total Fair Value at December 31, 2012	4,950
Interest Rate Swap Two Agreement
Derivative [Line Items]
Nominal Amount	175,000
Effective Date	Dec. 01, 2010
Pay Rate	1.40%
Receive Rate	1-Month LIBOR
Expiration Date	Sep. 01, 2015
Current Liability	1,978	[1]
Long- Term Liability	3,004	[2]
Estimated Total Fair Value at December 31, 2012	4,982
Interest Rate Swap Three Agreement
Derivative [Line Items]
Nominal Amount	100,000
Effective Date	Nov. 01, 2011
Pay Rate	1.715%
Receive Rate	1-Month LIBOR
Expiration Date	Apr. 01, 2016
Current Liability	1,566	[1]
Long- Term Liability	2,694	[2]
Estimated Total Fair Value at December 31, 2012	$ 4,260

[1]	Included in accrued other current liabilities on the consolidated balance sheet as of December 31, 2012.
[2]	Included in other long-term liabilities on the consolidated balance sheet as of December 31, 2012.